Notes Payable	3 Months Ended
Mar. 31, 2019
Notes Payable [Abstract]
NOTES PAYABLE

NOTE 10. NOTES PAYABLE

On November 27, 2017, BioLite Taiwan and Cheng-Chi International Co., Ltd., a Taiwanese company, entered into a promissory note for borrowing an aggregate amount of NT$6,000,000, equivalent to $196,200, for the period from November 27, 2017 to January 11, 2018. The principal of promissory note bears interest at 12% per annum. This promissory note is secured by 700,000 Common Stock shares of ABVC and is also personal guaranteed by the Company's chairman. On January 11, 2018, the principal and accrued interest totaling NT$6,090,000, equivalent to $199,143, has been paid in full.

On March 27, 2018, BioLite Taiwan and two individuals entered into a promissory note, (the "Hsu and Chow Promissory Note"), for borrowing an aggregate amount of NT$4,660,000, equivalent to $152,382, for the period from March 27, 2018 to June 26, 2018. On September 26, 2018, the company extended the original loan agreement through December 26, 2018. As of the date of this prospectus, BioLite Taiwan and Hsu and Chow are still negotiating to extend this promissory note. The principal of the Hsu and Chow Promissory Note bears interest at 13.6224% per annum. This Hsu and Chow Promissory Note was secured by common stock shares of ABVC and was also personal guaranteed by the Company's chairman. Interest expense was $5,085 and $1,807 for the three months ended March 31, 2019 and 2018, respectively.

As of March 31, 2019, BioLite Taiwan also entered various unsecured loan agreements bearing interest at fixed rates between 12% and 13.6224% per annum with three individuals to advance in aggregate of NT$10,750,000, equivalent to $348,300, for working capital purpose. The term of the loan varies from one month to three months with various maturity dates through May 25, 2018. As of the date of this prospectus, BioLite Taiwan is still in discussion with the three individuals with respect to the terms of extension for the unsecured loans. Interest expense was $10,768 and $8,834 for the three months ended March 31, 2019 and 2018, respectively.

On December 27, 2018, BioLite Taiwan issued a promissory note of NT$450,000, equivalent to $14,715, to Taipei Veterans General Hospital to repay the clinical experiment costs. The note has been paid in full on January 2, 2019.